UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8217

Name of Fund: MuniHoldings New York Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 148.2%              Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT (g):
                     $ 1,500     5.375% due 12/15/2017                                                                  $     1,552
                       1,500     5.50% due 12/15/2019                                                                         1,558
                       5,200     6% due 12/15/2023 (d)                                                                        5,453
                     --------------------------------------------------------------------------------------------------------------
                       3,375   Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                               Association-Albany Law School), Series A, 6.75% due 12/01/2029 (k)                             3,690
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Albany, New York, Municipal Water Finance Authority, Water and Sewer System Revenue
                               Refunding Bonds, Series A, 6.375% due 12/01/2009 (e)(j)                                        1,097
                     --------------------------------------------------------------------------------------------------------------
                       2,000   Buffalo, New York, GO, Series D, 6% due 12/01/2009 (g)(j)                                      2,170
                     --------------------------------------------------------------------------------------------------------------
                       1,025   Erie County, New York, GO, Public Improvement, Series A, 5.75% due 10/01/2013 (e)              1,096
                     --------------------------------------------------------------------------------------------------------------
                               Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project)
                               (g):
                       2,500     5.75% due 5/01/2019                                                                          2,739
                       5,150     5.75% due 5/01/2024                                                                          5,492
                     --------------------------------------------------------------------------------------------------------------
                               Long Island Power Authority, New York, Electric System Revenue Bonds, Series A (a):
                       3,000     5% due 9/01/2029                                                                             3,097
                       5,950     5% due 9/01/2034                                                                             6,121
                     --------------------------------------------------------------------------------------------------------------
                       3,000   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                               Series B, 5% due 12/01/2035                                                                    3,071
                     --------------------------------------------------------------------------------------------------------------
                       3,750   Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                               Project), Series A, 5% due 7/01/2035 (a)                                                       3,874
                     --------------------------------------------------------------------------------------------------------------
                       5,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                               Series A, 5% due 11/15/2011 (e)(j)                                                             5,310
                     --------------------------------------------------------------------------------------------------------------
                       3,075   Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 5%
                               due 11/15/2033 (a)                                                                             3,176
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio
Abbreviations

To simplify the listings of MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
GO             General Obligation Bonds
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
                     $ 3,000     RIB, Series 724X, 7.79% due 11/15/2032 (g)(n)                                          $     3,551
                      10,000     Series A, 5% due 11/15/2030 (g)                                                             10,243
                       2,500     Series A, 5.25% due 11/15/2031 (e)                                                           2,634
                      29,000     Series A, 5.75% due 11/15/2032 (g)                                                          31,662
                       1,500     Series B, 5% due 11/15/2028 (i)                                                              1,546
                     --------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                               Bonds, Series A (e):
                       3,500     5% due 7/01/2021                                                                             3,632
                       2,000     5% due 7/01/2025                                                                             2,067
                     --------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds
                               (j):
                       2,535     Series C, 4.75% due 7/01/2012 (g)                                                            2,665
                       1,000     Series C-1, 5.50% due 7/01/2008 (i)                                                          1,042
                     --------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                               Series A:
                       1,500     5% due 11/15/2026 (g)                                                                        1,551
                       2,500     5% due 11/15/2032 (e)                                                                        2,567
                     --------------------------------------------------------------------------------------------------------------
                       6,300   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                               Bonds, Series F, 5.25% due 11/15/2027 (i)                                                      6,657
                     --------------------------------------------------------------------------------------------------------------
                       1,160   Montgomery County, New York, IDA, Lease Revenue Bonds (Hamilton Fulton Montgomery
                               Board of Cooperative Educational Services Project), Series A, 5% due 7/01/2034 (m)             1,187
                     --------------------------------------------------------------------------------------------------------------
                       4,210   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                               due 8/01/2009 (g)(j)                                                                           4,547
                     --------------------------------------------------------------------------------------------------------------
                       2,000   New York City, New York, City Health and Hospital Corporation, Health System Revenue
                               Refunding Bonds, Series A, 5.25% due 2/15/2017 (i)                                             2,087
                     --------------------------------------------------------------------------------------------------------------
                               New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                               Bonds:
                       2,340     AMT, Series H-2, 5.125% due 11/01/2034                                                       2,341
                       3,500     Series F-1, 4.65% due 11/01/2025                                                             3,495
                     --------------------------------------------------------------------------------------------------------------
                         885   New York City, New York, City IDA, Civic Facility Revenue Bonds (Anti-Defamation
                               League Foundation), Series A, 5.50% due 6/01/2022 (i)                                            917
                     --------------------------------------------------------------------------------------------------------------
                       1,200   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                               (Nightingale-Bamford School), 5.25% due 1/15/2017 (a)                                          1,281
                     --------------------------------------------------------------------------------------------------------------
                      12,700   New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%
                               due 11/01/2015 (g)                                                                            12,936
                     --------------------------------------------------------------------------------------------------------------
                       7,965   New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
                               Charter-New York Presbyterian), 5.75% due 12/15/2029 (g)                                       8,772
                     --------------------------------------------------------------------------------------------------------------
                       1,500   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                               (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                             1,585
                     --------------------------------------------------------------------------------------------------------------
                       6,720   New York City, New York, City Municipal Financing Authority, Water and Sewer Systems
                               Revenue Bonds, 5% due 6/15/2036 (i)                                                            6,945
                     --------------------------------------------------------------------------------------------------------------
                         500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                               System, Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (g)                        511
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                               System Revenue Bonds:
                     $11,500     RIB, Series 726X, 7.79% due 6/15/2027 (i)(n)                                           $    13,519
                       2,850     Series A, 5.75% due 6/15/2009 (e)(j)                                                         3,046
                      11,000     Series B, 5.75% due 6/15/2007 (i)(j)                                                        11,347
                     --------------------------------------------------------------------------------------------------------------
                               New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                               System, Revenue Refunding Bonds:
                       1,250     Series A, 5.125% due 6/15/2034 (i)                                                           1,291
                       5,500     Series A, 5% due 6/15/2035 (a)                                                               5,638
                       2,400     Series B, 5% due 6/15/2036 (g)                                                               2,471
                       1,750     Series C, 5% due 6/15/2035 (i)                                                               1,799
                     --------------------------------------------------------------------------------------------------------------
                               New York City, New York, City Transitional Finance Authority, Future Tax Secured
                               Revenue Bonds:
                       1,145     Series B, 5.50% due 2/01/2012 (i)                                                            1,233
                         805     Series B, 5.50% due 2/01/2013 (i)                                                              868
                       6,405     Series B, 6.25% due 11/15/2018 (e)                                                           7,062
                       1,180     Series C, 5.50% due 5/01/2009 (j)                                                            1,250
                      16,200     Series C, 5% due 2/01/2033 (e)                                                              16,645
                       2,500     Series E, 5.25% due 2/01/2022 (i)                                                            2,650
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                               Bonds, Series A, 5% due 11/15/2026 (e)                                                         1,036
                     --------------------------------------------------------------------------------------------------------------
                               New York City, New York, GO:
                       4,750     RIB, Series 725X, 7.79% due 3/15/2027 (g)(n)                                                 5,557
                       4,500     Series B, 5.75% due 8/01/2013 (i)                                                            4,866
                       3,750     Series D, 5.25% due 10/15/2023                                                               3,944
                       2,500     Series D, 5% due 11/01/2034                                                                  2,543
                       1,850     Series I, 6.25% due 4/15/2007 (i)(j)                                                         1,910
                       8,000     Series J, 5% due 5/15/2023                                                                   8,222
                       8,300     Series M, 5% due 4/01/2035                                                                   8,448
                       1,150     Sub-Series C-1, 5.25% due 8/15/2026                                                          1,210
                     --------------------------------------------------------------------------------------------------------------
                               New York City, New York, GO, Refunding, Series A:
                         880     6.375% due 5/15/2010 (e)(j)                                                                    974
                       3,700     6.25% due 5/15/2026 (g)                                                                      4,050
                     --------------------------------------------------------------------------------------------------------------
                       2,225   New York City, New York, IDA, Civic Facility Revenue Bonds (Ethical Culture
                               Fieldston School Project), Sub-Series B-1, 4.50% due 6/01/2035 (m)                             2,165
                     --------------------------------------------------------------------------------------------------------------
                               New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds (a):
                       1,250     DRIVERS, Series 1133Z, 6.712% due 10/15/2012 (n)                                             1,412
                      18,850     Series A, 5% due 10/15/2032                                                                 19,527
                       1,645     Series A, 4.50% due 10/15/2033                                                               1,604
                     --------------------------------------------------------------------------------------------------------------
                       3,950   New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                               (American Museum of Natural History), Series A, 5% due 7/01/2036 (i)                           4,082
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                               New York Convention Center Development Corporation, New York, Revenue Bonds (a):
                     $10,500     DRIVERS, Series 1247Z, 6.212% due 11/15/2013 (n)                                       $    11,138
                      14,480     (Hotel Unit Fee Secured), 5% due 11/15/2035                                                 14,920
                     --------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority, Hospital Revenue Refunding Bonds:
                       1,000     (New York Presbyterian Hospital), 5.50% due 8/01/2011 (a)(f)                                 1,073
                       2,000     (North General Hospital), 5.75% due 2/15/2017 (m)                                            2,199
                     --------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority, Lease Revenue Bonds:
                       1,535     (Municipal Health Facilities Improvement Program), Series 1, 5.50%
                                 due 1/15/2014 (g)                                                                            1,646
                         645     (Office Facilities Audit and Control), 5.50% due 4/01/2023 (i)                                 679
                     --------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority Revenue Bonds:
                       1,340     (853 Schools Program), Issue 2, Series E, 5.75% due 7/01/2019 (a)                            1,429
                       1,200     (Cooper Union of  Advance Science), 6.25% due 7/01/2029 (i)                                  1,296
                       2,058     (Gustavus Adolphus Child & Family Services, Inc.), Series B, 5.50%
                                 due 7/01/2018 (a)                                                                            2,178
                       6,750     (Interfaith Medical Center), Series D, 5.40% due 2/15/2028 (i)                               7,005
                       1,585     (Long Island University), Series B, 5.50% due 9/01/2020 (k)                                  1,686
                       1,250     (Long Island University), Series B, 5.25% due 9/01/2028 (k)                                  1,301
                       1,180     (New York State Rehabilitation Association), Series A, 5.25% due 7/01/2019 (c)               1,251
                       1,000     (New York State Rehabilitation Association), Series A, 5.125% due 7/01/2023 (c)              1,036
                       5,345     (Pace University), 6% due 7/01/2010 (i)(j)                                                   5,853
                       2,150     (Saint Barnabas Hospital), 5.45% due 8/01/2035 (a)(f)                                        2,211
                       1,240     (School Districts Financing Program), Series D, 5% due 10/01/2030 (i)                        1,271
                       6,900     (School Districts Financing Program), Series E, 5.75% due 10/01/2030 (i)                     7,524
                       1,405     (Upstate Community Colleges), Series A, 6% due 7/01/2010 (g)(j)                              1,539
                     --------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority, Revenue Refunding Bonds:
                       3,700     (Bronx-Lebanon Hospital Center), Series E, 5.20% due 2/15/2013 (i)                           3,826
                       1,865     (City University System), Series 1, 5.25% due 7/01/2014 (e)                                  1,941
                       3,400     (Saint Charles Hospital and Rehabilitation Center), Series A, 5.625%
                                 due 7/01/2012 (i)                                                                            3,594
                       1,370     (School District Financing Program), Series I, 5.75% due 10/01/2018 (i)                      1,509
                       4,485     Series B, 5.50% due 8/15/2017 (i)                                                            4,625
                     --------------------------------------------------------------------------------------------------------------
                       6,250   New York State Dormitory Authority, State University Educational Facilities,
                               Revenue Refunding Bonds (1989 Resources), 6% due 5/15/2012 (i)                                 6,814
                     --------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental
                               Health Facilities):
                       1,550     Series B, 5.25% due 2/15/2014 (j)                                                            1,675
                         285     Series B, 5.25% due 2/15/2023                                                                  301
                       1,060     Series D, 5.875% due 8/15/2010 (g)(j)                                                        1,149
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                               (Department of Health), Series A, 5% due 7/01/2025 (c)                                         1,034
                     --------------------------------------------------------------------------------------------------------------
                      12,960   New York State Energy Research and Development Authority, Gas Facilities Revenue
                               Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%
                               due 2/01/2024 (e)                                                                             12,850
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 6,000   New York State Energy Research and Development Authority, PCR, Refunding (Central
                               Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                              $     6,319
                     --------------------------------------------------------------------------------------------------------------
                       6,000   New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds
                               (Long Island Water Corp. Project), AMT, Series A, 4.90% due 10/01/2034 (i)                     5,945
                     --------------------------------------------------------------------------------------------------------------
                       4,400   New York State Environmental Facilities Corporation, Water Facilities Revenue
                               Refunding Bonds (Spring Valley Water Company), Series B, 6.15% due 8/01/2024 (a)               4,419
                     --------------------------------------------------------------------------------------------------------------
                       1,000   New York State, GO, Series A, 4% due 3/15/2022 (e)                                               947
                     --------------------------------------------------------------------------------------------------------------
                         750   New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds
                               (Economic Development and Housing), Series A, 5% due 9/15/2023 (i)                               779
                     --------------------------------------------------------------------------------------------------------------
                       6,800   New York State Medical Care Facilities Finance Agency, Revenue Bonds (Montefiore
                               Medical Center), Series A, 5.75% due 2/15/2025 (a)(f)                                          6,835
                     --------------------------------------------------------------------------------------------------------------
                               New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT:
                       2,805     Series 84, 5.90% due 4/01/2022 (i)                                                           2,894
                       1,750     Series 130, 4.80% due 10/01/2037                                                             1,719
                     --------------------------------------------------------------------------------------------------------------
                               New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds (i):
                       2,140     AMT, Series 67, 5.70% due 10/01/2017                                                         2,194
                      13,285     AMT, Series 67, 5.80% due 10/01/2028                                                        13,589
                       2,100     Series 83, 5.55% due 10/01/2027                                                              2,153
                     --------------------------------------------------------------------------------------------------------------
                               New York State Mortgage Agency Revenue Bonds, AMT, Series 27:
                       3,500     5.80% due 10/01/2020                                                                         3,617
                         655     5.875% due 4/01/2030 (i)                                                                       672
                     --------------------------------------------------------------------------------------------------------------
                       1,180   New York State Mortgage Agency, Revenue Refunding Bonds, AMT, Series 82, 5.65%
                               due 4/01/2030 (i)                                                                              1,186
                     --------------------------------------------------------------------------------------------------------------
                               New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                               Series C:
                       2,000     5.25% due 6/01/2019                                                                          2,109
                       3,900     5.25% due 6/01/2020                                                                          4,106
                     --------------------------------------------------------------------------------------------------------------
                       5,000   New York State Thruway Authority, General Revenue Bonds, Series F, 5%
                               due 1/01/2030 (a)                                                                              5,162
                     --------------------------------------------------------------------------------------------------------------
                               New York State Thruway Authority, General Revenue Refunding Bonds, Series G (g):
                       2,000     4.75% due 1/01/2029                                                                          2,015
                       9,250     4.75% due 1/01/2030                                                                          9,304
                       2,500     5% due 1/01/2030                                                                             2,592
                     --------------------------------------------------------------------------------------------------------------
                       8,000   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                               Series B-1, 5.75% due 4/01/2010 (e)(j)                                                         8,656
                     --------------------------------------------------------------------------------------------------------------
                       3,045   New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                               Revenue Bonds, Series A, 5.25% due 4/01/2013 (i)(j)                                            3,299
                     --------------------------------------------------------------------------------------------------------------
                               New York State Urban Development Corporation, Personal Income Tax Revenue Bonds:
                       3,000     Series C-1, 5% due 3/15/2013 (i)(j)                                                          3,205
                       2,000     (State Facilities), Series A-1, 5% due 3/15/2029 (e)                                         2,061
                     --------------------------------------------------------------------------------------------------------------
                       1,000   Niagara Falls, New York, City School District, COP, Refunding (High School
                               Facility), 5% due 6/15/2028 (g)                                                                1,028
                     --------------------------------------------------------------------------------------------------------------
                       1,700   Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),
                               Series A, 5.20% due 2/01/2013 (g)                                                              1,765
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,800   Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue
                               Refunding Bonds, 5.50% due 4/01/2013 (g)                                                 $     1,947
                     --------------------------------------------------------------------------------------------------------------
                       2,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, One
                               Hundred Thirty-Seventh Series, 5.125% due 7/15/2030 (g)                                        2,574
                     --------------------------------------------------------------------------------------------------------------
                      12,000   Port Authority of New York and New Jersey Revenue Refunding Bonds, AMT, 120th
                               Series, 6% due 10/15/2032 (i)                                                                 12,447
                     --------------------------------------------------------------------------------------------------------------
                      13,365   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                               DRIVERS, AMT, Series 278, 7.675% due 12/01/2022 (i)(n)                                        14,563
                     --------------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                               International Air Terminal LLC), AMT, Series 6 (i):
                       3,000     6.25% due 12/01/2011                                                                         3,304
                       7,830     6.25% due 12/01/2015                                                                         8,914
                       7,000     5.90% due 12/01/2017                                                                         7,334
                     --------------------------------------------------------------------------------------------------------------
                       2,340   Rome, New York, City School District, GO, 5.50% due 6/15/2009 (g)(j)                           2,484
                     --------------------------------------------------------------------------------------------------------------
                       5,000   Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project),
                               Series A, 5.45% due 12/01/2029 (a)                                                             5,331
                     --------------------------------------------------------------------------------------------------------------
                       3,000   Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                               Project), Series A, 5.625% due 7/01/2031 (a)                                                   3,259
                     --------------------------------------------------------------------------------------------------------------
                       4,355   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%
                               due 6/01/2027                                                                                  4,454
                     --------------------------------------------------------------------------------------------------------------
                               Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                               Bonds (Ogden Martin System Huntington Project), AMT (a):
                       4,660     6% due 10/01/2010                                                                            5,044
                       5,000     6.15% due 10/01/2011                                                                         5,516
                       3,530     6.25% due 10/01/2012                                                                         3,958
                     --------------------------------------------------------------------------------------------------------------
                       1,800   Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (i)           1,787
                     --------------------------------------------------------------------------------------------------------------
                               Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                       5,000     Series A-1, 5.25% due 6/01/2020 (a)                                                          5,294
                      20,275     Series A-1, 5.25% due 6/01/2021 (a)                                                         21,441
                       2,000     Series A-1, 5.25% due 6/01/2022 (a)                                                          2,113
                       3,700     Series C-1, 5.50% due 6/01/2021                                                              3,971
                     --------------------------------------------------------------------------------------------------------------
                               Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (i):
                      12,000     5.25% due 11/15/2023                                                                        12,741
                       8,315     5% due 11/15/2032                                                                            8,517
                       2,095     Series A, 5% due 1/01/2012 (j)                                                               2,225
                       1,500     Series B, 5% due 11/15/2032                                                                  1,537
                     --------------------------------------------------------------------------------------------------------------
                               Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
                       2,465     5% due 11/15/2028 (a)                                                                        2,541
                       6,000     Series A, 5.25% due 11/15/2030 (i)                                                           6,317
                     --------------------------------------------------------------------------------------------------------------
                       7,000   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College
                               Foundation Housing Project), Series A, 5.75% due 12/01/2031 (a)                                7,707
                     --------------------------------------------------------------------------------------------------------------
                       1,795   Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (e)(j)                                   1,956
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%                    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                               Series C (i):
                     $ 3,700     5.25% due 10/01/2021                                                                   $     3,849
                       1,050     5.25% due 10/01/2022                                                                         1,092
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 13.7%            Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                               Revenue Bonds:
                       4,800     5.25% due 7/01/2017 (e)                                                                      5,148
                       1,250     Trust Receipts, Class R, Series B, 7.987% due 7/01/2035 (i)(n)                               1,476
                     --------------------------------------------------------------------------------------------------------------
                               Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                               Revenue Refunding Bonds:
                      10,000     Series D, 5.75% due 7/01/2012 (j)                                                           11,021
                       2,000     Series K, 5% due 7/01/2035 (b)                                                               2,057
                       3,750     Series L, 5.25% due 7/01/2041 (c)                                                            4,069
                     --------------------------------------------------------------------------------------------------------------
                               Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                               Appreciation Revenue Bonds, Series A (l):
                      10,280     4.62% due 7/01/2031 (e)                                                                      3,081
                       5,500     4.66% due 7/01/2033 (e)                                                                      1,497
                       9,300     4.66% due 7/01/2034 (a)                                                                      2,400
                       2,200     4.67% due 7/01/2037 (a)                                                                        486
                     --------------------------------------------------------------------------------------------------------------
                       4,500   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue
                               Bonds, Series B, 5% due 7/01/2041 (c)                                                          4,598
                     --------------------------------------------------------------------------------------------------------------
                               Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue
                               Bonds, Series A:
                       3,570     5% due 7/01/2031 (a)                                                                         3,704
                         820     4.50% due 7/01/2036 (c)                                                                        803
                     --------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority, Power Revenue Bonds:
                       4,750     Series NN, 5.125% due 7/01/2029                                                              4,827
                       4,850     Series RR, 5% due 7/01/2029 (c)                                                              5,011
                       4,950     Series RR, 5% due 7/01/2030 (m)                                                              5,114
                       6,360     Series RR, 5% due 7/01/2035 (e)                                                              6,571
                     --------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $719,493) - 163.0%                                             737,489
                     --------------------------------------------------------------------------------------------------------------

                      Shares
                        Held   Short-Term Securities
                     --------------------------------------------------------------------------------------------------------------
                       5,956   CMA New York Municipal Money Fund, 2.88% (h)(o)                                                5,956
                     --------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $5,956) - 1.3%                                             5,956
                     --------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $725,449*) - 164.3%                                                743,445

                               Other Assets Less Liabilities - 4.9%                                                          22,042

                               Preferred Stock, at Redemption Value - (69.2%)                                              (313,113)
                                                                                                                        -----------
                               Net Assets Applicable to Common Stock - 100.0%                                           $   452,374
                                                                                                                        ===========

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $   725,468
                                                                    ===========
      Gross unrealized appreciation                                 $    20,558
      Gross unrealized depreciation                                      (2,581)
                                                                    -----------
      Net unrealized appreciation                                   $    17,977
                                                                    ===========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   CIFG Insured.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FSA Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                         Activity          Income

      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                   5,913          $    24
      --------------------------------------------------------------------------

(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(m)   XL Capital Insured.
(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(o)   Represents the current yield as of 5/31/2006.

o     Financial futures contracts sold as of May 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                               Expiration     Face    Unrealized
      Contracts  Issue                           Date       Value   Depreciation
      --------------------------------------------------------------------------
         220     30-Year U.S. Treasury Bond    June 2006   $23,285   $     (124)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings New York Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New York Insured Fund, Inc.

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New York Insured Fund, Inc.

Date: July 21, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings New York Insured Fund, Inc.

Date: July 21, 2006